Digital Assets - Schedule of Reconciliation of Hype Digital Assets (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Token	Jun. 30, 2026 USD ($) Token
Amount [Abstract]
Digital assets beginning balance	$ 0	$ 0
Contributions of HYPE digital assets from Rorschach Contributions		580,466,000
Purchases	0	1,080,709,000
Sales		(295,269,000)
Unrealized gains		709,875,000
Unrealized loss on HYPE contribution commitment		(169,156,000)
Receipt of HYPE digital assets from staking activities		9,450,000
Other receipts of HYPE digital assets		1,000
Digital assets ending balance	0	1,916,076,000
Hype [Member]
Amount [Abstract]
Digital assets beginning balance	0	0
Contributions of HYPE digital assets from Rorschach Contributions		580,466,000
Purchases	0	773,416,000
Sales		0
Unrealized gains		709,875,000
Unrealized loss on HYPE contribution commitment		(169,156,000)
Receipt of HYPE digital assets from staking activities		9,450,000
Other receipts of HYPE digital assets		1,000
Digital assets ending balance	$ 0	$ 1,904,052,000
Tokens [Abstract]
Digital assets beginning balance | Token	0	0
Contributions of HYPE digital assets from Rorschach Contributions | Token		12,517,592
Purchases | Token	0	16,537,519
Receipt of HYPE digital assets from staking activities | Token		219,924
Sales | Token		0
Other receipts of HYPE digital assets | Token		50
Digital assets ending balance | Token	0	29,275,085
USDC [Member]
Amount [Abstract]
Digital assets beginning balance	$ 0	$ 0
Contributions of HYPE digital assets from Rorschach Contributions		0
Purchases	0	307,293,000
Sales		(295,269,000)
Unrealized gains		0
Unrealized loss on HYPE contribution commitment		0
Receipt of HYPE digital assets from staking activities		0
Other receipts of HYPE digital assets		0
Digital assets ending balance	$ 0	$ 12,024,000
Tokens [Abstract]
Digital assets beginning balance | Token	0	0
Contributions of HYPE digital assets from Rorschach Contributions | Token		0
Purchases | Token	0	307,293,249
Receipt of HYPE digital assets from staking activities | Token		0
Sales | Token		(295,268,982)
Other receipts of HYPE digital assets | Token		0
Digital assets ending balance | Token	0	12,024,267